Expense Example {- Strategic Income Portfolio} - 02.28 VIP Strategic Income Portfolio Initial, Service, Service 2 PRO-12 - Strategic Income Portfolio	Apr. 30, 2022 USD ($)
VIP Strategic Income Portfolio-Initial VIP
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	822
VIP Strategic Income Portfolio-Service VIP
Expense Example:
1 year	78
3 years	243
5 years	422
10 years	942
VIP Strategic Income Portfolio-Service 2 VIP
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	$ 1,120